Convertible Notes	12 Months Ended
Jun. 30, 2025
Convertible Notes
Convertible Notes

Note 13. Convertible Notes

	Consolidated
	30 June 2025	30 June 2024
	A$	A$
Current Liabilities
Financial derivative liability	-	384,500
Financial liability	-	1,021,490

	-	1,405,990
Non-Current liabilities
Financial liability	-	5,652,257

	-	7,058,247

Reconciliation of convertible note since inception to 30 June 2025 is set out below:

	Consolidated
	30 June 2025	30 June 2024
	A$	A$
The initial recognition of the financial liability and derivative was:
Financial derivative liability	384,500	250,921
Financial liability	6,673,747	6,281,411

	7,058,247	6,532,332
Movement to 30 June 2025
Loss/(Gain) on financial derivative	5,315,063	(624,654)
Amortization of financial liability	324,962	577,961
Financial liability movement	-	428,333
Foreign exchange movement	359,725	226,908
Option fee	-	(82,633)
Interest expense	18,293	-
Issued share capital	(13,076,290)	-
Movement of convertible note	(7,058,247)	525,915

Convertible note, ending balance	-	7,058,247

On September 19, 2024, Nova entered into a Variation Agreement (the “September 2024 Variation Agreement”) with Nebari to amend certain terms of the Nebari loan facility. The terms of the September 2024 Variation Agreement which were approved by shareholders at the Annual General Meeting of the Company held on November 14, 2024, are that Nova have the option (but not the obligation) to extend the repayment date of the facility by 12 months to November 29, 2026, and the conversion price of the facility was reduced to A$0.25.

On December 20, 2024, Nova gave notice to take up the option to extend the repayment date of the facility to November 29, 2026. In addition, the September 2024 Variation Agreement provides that the financial covenant under the convertible loan facility requiring Nova to maintain a minimum month-end consolidated cash balance of at least US$2,000,000 was reduced to A$1,000,000. Due to the extension of the term on the loan facility, reduction in financial covenant and conversion price it was determined to be a substantial modification, in accordance with IFRS 9, resulting in the previous financial instruments associated to being extinguished and a new financial instrument being recognized at fair value.

During the period, 35,007,644 ordinary shares were issued to Nebari pursuant to the conversion of the convertible note at a conversion price of A$0.25 per share. At the date of conversion, the value of the convertible note liability being extinguished is valued at $13,076,290, representing fair value adjustments in accordance with IFRS 9 Financial Instruments. The difference in value between the conversion to issued capital and the convertible note extinguishment has been recognized in equity.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025